Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Voyage revenues (notes 6 and 12a)	$ 710,744	$ 726,791	$ 624,480
Voyage expenses	11,594	21,440	34,609
Vessel operating expenses	(230,896)	(232,660)	(192,149)
Time-charter hire expenses	8,237	8,777	9,396
Depreciation and amortization	(142,664)	(145,728)	(128,459)
General and administrative expenses	(29,088)	(30,911)	(25,470)
Write-down (gain) and (gain) loss on sales of vessels (notes 6 and 18)	(382,770)	27,991	(54,397)
Restructuring charges (notes 12a and 17)	0	0	(2,651)
Income from vessel operations	(94,505)	315,266	177,349
Equity income (notes 3b, 7 and 12a)	122,279	149,006	118,432
Interest expense	(178,417)	(187,506)	(137,129)
Interest income (note 7a)	14,101	11,412	8,132
Realized and unrealized gain on non-designated derivative instruments (note 13)	55,663	23,993	65,668
Foreign currency exchange (loss) gain (notes 10 and 13)	(1,396)	(5,354)	25,478
Other (expense) income (notes 1, 3b and 5)	(16,032)	21,110	(8,192)
Net (loss) income before income tax recovery (expense)	(98,307)	327,927	249,738
Income tax expense (notes 11 and 14c)	2,486	(10,211)	(8,185)
Net (loss) income	(95,821)	317,716	241,553
Non-controlling interest in net (loss) income	(27,715)	13,174	17,461
Preferred unitholders' interest in net (loss) income	25,117	24,941	25,606
General partner's interest in net (loss) income	0	0	740
Net Income (Loss) Available to Common Stockholders, Basic	(93,223)	279,601	197,746
Non-controlling interest in net (loss) income	27,715	(13,174)	(17,461)
Preferred unitholders' interest in net (loss) income	(25,117)	(24,941)	(25,606)
General partner's interest in net (loss) income	0	0	740
Net Income (Loss) Available to Common Stockholders, Basic	(93,223)	279,601	197,746
Noncontrolling Interest
Income Statement [Abstract]
Net (loss) income	$ (27,715)	$ 13,174	$ 14,966